Nov-09-04 13:39 From-NEW YORK STOCK EXCHANGE +2126565893 T-785 P.002/002 F-097

Paras Madho
Manager
Securities Operations

04048029

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-32347

CERT/NYS

NYSE

November 9, 2004

RECD S.E.C.
NOV 9 2004
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
NOV 10 2004
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Ormat Technologies, Inc., Common Stock, par value $.001 per share and Preferred Share Purchase Rights. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on November 9, 2004. Tentative listing date – November 11, 2004.

Sincerely,

Paras Madho

1296445